Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income	$ 447,308	$ 107,150	$ 1,068,113
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of net premium on investments	96,402	93,754	107,047
Amortization of intangible assets	25,919	26,593	27,486
Net realized and unrealized investment (gains) losses	(26,266)	297,479	(371,796)
Changes in:
Reinsurance balances, net	(95,737)	(122,866)	(142,268)
Reinsurance recoverable on paid and unpaid losses, net of ceded premiums payable	(46,235)	55,172	46,857
Funds held by reinsured companies and funds held–directly managed	(59,069)	131,713	188,902
Deferred acquisition costs	2,000	(5,784)	(55,786)
Net tax assets and liabilities	(135,153)	(105,635)	(10,951)
Non-life and life and health reserves	214,071	(118,976)	(168,490)
Unearned premiums	(16,126)	(39,630)	110,689
Other net changes in operating assets and liabilities	38,195	(158)	52,796
Net cash provided by operating activities	445,309	318,812	852,599
Cash flows from investing activities
Redemptions of fixed maturities	595,381	743,743	696,301
Sales and redemptions of short-term investments	148,665	178,166	92,956
Purchases of short-term investments	(124,079)	(200,533)	(106,364)
Other, net	(749,194)	(151,198)	(58,840)
Net cash (used in) provided by investing activities	(34,055)	295,274	(250,007)
Cash flows from financing activities
Dividends paid to common and preferred shareholders	(491,473)	(190,339)	(190,960)
Settlement of share-based awards upon change in control	(75,531)	0	0
Repurchase of common shares	0	(71,376)	(547,120)
Reissuance of treasury shares, net of taxes	10,965	7,996	16,785
Redemption of preferred shares	(149,523)	0	0
Distributions to noncontrolling interests	0	(55,820)	(14,265)
Issuance of senior notes	824,002	0	0
Redemption of senior notes	(271,961)	0	0
Net cash used in financing activities	(153,521)	(309,539)	(735,560)
Effect of foreign exchange rate changes on cash	(61,502)	(40,918)	(50,049)
Increase (decrease) in cash and cash equivalents	196,231	263,629	(183,017)
Cash and cash equivalents—beginning of year	1,577,097	1,313,468	1,496,485
Cash and cash equivalents—end of year	1,773,328	1,577,097	1,313,468
Supplemental cash flow information:
Taxes paid	188,650	220,336	284,798
Interest paid	46,417	49,259	49,259
Fixed maturities
Sales of fixed maturities and sales of equities	12,404,085	7,796,537	8,730,831
Purchases of fixed maturities and purchases of equities	(12,704,275)	(8,608,288)	(9,844,660)
Equities
Sales of fixed maturities and sales of equities	402,481	1,184,380	691,970
Purchases of fixed maturities and purchases of equities	$ (7,119)	$ (647,533)	$ (452,201)